Segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 43,084,397	$ 40,532,595		$ 46,814,536
Cost of revenue	32,405,887	27,476,070		32,082,693
Gross profit	10,678,510	13,056,525		14,731,843
Interest Expenses	479,358	261,625	[1]	411,805
Capital expenditure	82,263	10,819		242,552
Segment assets	138,487,726	94,302,667
Segment profit	3,013,131	4,607,693		8,926,753
Consolidation, Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	32,405,887	27,476,070		32,082,693
Gross profit	10,678,510	13,056,525		14,731,843
Interest Expenses	551,545	470,656		410,471
Depreciation & amortization	814,942	573,911		311,885
Capital expenditure	82,263	10,819		242,552
Segment assets	138,487,726	94,302,667		86,276,447
Segment profit	2,982,813	6,921,170		7,037,019
Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	24,357,432	27,450,566		28,618,875
Gross profit	8,318,510	12,528,336		14,616,190
Interest Expenses	290,797	341,697		324,643
Depreciation & amortization	506,027	522,770		239,170
Capital expenditure	74,202	10,819		242,552
Segment assets	83,024,439	92,878,334		84,205,232
Segment profit	5,293,269	7,070,925		6,302,893
Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	1,412,061	25,504		3,463,818
Gross profit	417,414	528,189		115,653
Interest Expenses	124,586	128,959		85,828
Depreciation & amortization	25,345	51,141		72,715
Capital expenditure	0	0		0
Segment assets	5,988,364	1,424,333		2,071,215
Segment profit	203,157	(149,755)
EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	6,636,402
Gross profit	1,942,586
Interest Expenses	136,161
Depreciation & amortization	299,075
Capital expenditure	8,061
Segment assets	49,474,923
Segment profit	(2,513,613)			734,126
External customers [Member] | Consolidation, Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	43,084,397	40,532,595		46,814,536
External customers [Member] | Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	32,675,933	39,978,902		43,235,065
External customers [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,829,475	553,693		3,579,471
External customers [Member] | EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,578,988
Intersegment [Member] | Consolidation, Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	(2,760,754)	588,647		748,515
Intersegment [Member] | Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	(2,736,204)	576,302		736,527
Intersegment [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	(24,550)	$ 12,345		$ 11,988
Intersegment [Member] | EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0

[1]	On August 16, 2016, the Company entered into a short-term loan agreement with Shanghai Pudong Development Bank to borrow $1,439,710 (RMB 10 million) for a year with fixed annual interest rate of 5.046%. The purpose of the loan is to fund working capital needs. The loan was guaranteed by Tantech Energy and three related parties, Yefang Zhang, Zhengyu Wang and Forasen Group. The loan was repaid on maturity date in 2017.